UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2002

Check here if Amendment			[ ] Amendment Number:
This Amendment (Check only one):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Management Filing this Report:

Name: 	Chilton Capital Management, L.P.
Address:	1300 Post Oak Boulevard, Suite 1220
		Houston, TX 77056

13F File Number: 028-07004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas M. Motter
Title:	Chief Investment Officer
Phone:	713-650-1995

Signature, Place and Date of Signing:

Thomas M. Motter	Houston, Texas	August 13, 2002

Report Type (Check only one):
[X]	13F HOLDINGS REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1
Form 13F Information Table Entry Total:	72
Form 13F Information Table Value Total:	$107,697,398.12

List of Other Included Managers:

No. 13F File Number Name	Name

01 28-409	Mellon Bank


NAME OF ISSUER      CLASS   CUSIP   VALUE   SHARES   DSCRETN   AUTH
Allos Therapeutics     COM   19777101    7192   8000Defined   None
Allos Therapeutics     COM   19777101     2151981. 239375.0  Sole   Sole
Altera Corp       COM   21441100     1078299.   79345.  Sole   Sole
American Express Co N Y Com   COM   25816109   457632   12600.Defined   None
American International Group   COM   26874107   4792488.   70240.  Sole   Sole
Analog Devices Inc     COM   32654105    2970   1000Defined   None
Analog Devices Inc     COM   32654105     1510674.   50864.  Sole   Sole
Applied Materials Inc.     COM   38222105    1902   1000Defined   None
Applied Materials Inc.     COM   38222105     1463395.   76939.  Sole   Sole
Bank of America Corp   COM   60505104   246260   3500Defined   None
Bank of America Corp   COM   60505104   38655221.1 549392.0  Sole   Sole
Bank of New York Co Inc Com   COM   64057102   202500   6000Defined   None
Cisco Systems Inc    COM   17275R102     1529081. 109611.5  Sole   Sole
CitiGroup      COM   172967101   193750   5000Defined   None
CitiGroup      COM   172967101     2418341.   62408.  Sole   Sole
Coca-Cola Company    COM   191216100   224000   4000Defined   None
Corus Bankshares Inc   COM   220873103   183640   4000  Sole   Sole
CV Therapeutics Inc    COM   126667104    3724   2000Defined   None
CV Therapeutics Inc    COM   126667104   648414   34823.  Sole   Sole
Diamond Offshore     COM   25271C102   655127   22986.  Sole   Sole
Eli Lilly & Co      COM   532457108   169200   3000Defined   None
Eli Lilly & Co      COM   532457108     2444430.   43340.  Sole   Sole
Extreme Networks     COM   30226D106   330600   32765.  Sole   Sole
Exxon Mobil Corp Com   COM   30231G102   216057   5280Defined   None
Exxon Mobil Corp Com   COM   30231G102     2418412.   59101.  Sole   Sole
General Electric Co    COM   369604103     1063230.   36600.Defined   None
General Electric Co    COM   369604103     2754395.   94815.  Sole   Sole
Goldman Sachs Group    COM   38141G104   146700   2000Defined   None
Goldman Sachs Group    COM   38141G104     1406300.   19172.  Sole   Sole
Honeywell Intl Inc     COM   438516106     1854910.   52651.  Sole   Sole
Intel Corp        COM   458140100   146160   8000Defined   None
Intel Corp        COM   458140100     1555898.   85161.  Sole   Sole
International Business Machine  COM   459200101   402120   5585  Sole   Sole
Intersil Hldg Corp     COM   46069S109     1346735.   63019.  Sole   Sole
Johnson & Johnson    COM   478160104   419909   8035  Sole   Sole
Marsh & Mc Lennan Co Inc     COM   571748102   306705   3175  Sole   Sole
Medtronic Inc       COM   585055106   171400   4000Defined   None
Medtronic Inc       COM   585055106     2774027.   64738.  Sole   Sole
Merck & Co Inc      COM   589331107    5064   1000Defined   None
Merck & Co Inc      COM   589331107   809222   15979.  Sole   Sole
Merrill Lynch & Co     COM   590188108     2059417.   50849.  Sole   Sole
Microsoft Corp      COM   594918104   109400   2000Defined   None
Microsoft Corp      COM   594918104     1300198.   23769.  Sole   Sole
Morgan Stanley Dean Witter & C  COM   617446448   215400   5000  Sole   Sole
Northwest Biotherapeutics    COM   66737P105   192129   64690.  Sole   Sole
Pepsico Inc N C Com    COM   713448108   281970   5850  Sole   Sole
Pfizer Inc        COM   717081103   577500   16500.Defined   None
Pfizer Inc        COM   717081103     2449642.   69989.  Sole   Sole
Pharmacia Corp      COM   71713U102   149800   4000Defined   None
Pharmacia Corp      COM   71713U102     1707348.   45590.  Sole   Sole
Procter & Gamble Co    COM   742718109   975602   10925.  Sole   Sole
Protein Design      COM   74369L103   453405   41750.  Sole   Sole
Raytheon      COM   755111507    8150   2000Defined   None
Raytheon      COM   755111507     1588125.   38972.  Sole   Sole
Sealed Air Corp New    COM   81211K100   188544   4682  Sole   Sole
Sealed Air Corp New - Preferre  PFD   81211K209   822433   20133.  Sole   Sole
Smith International    COM   832110100    6819   1000Defined   None
Smith International    COM   832110100     1252389.   18366.  Sole   Sole
Southwest Airlines     COM   844741108   242400   15000.Defined   None
Target Corp       COM   87612E106   114300   3000Defined   None
Target Corp       COM   87612E106     2497035.   65538.  Sole   Sole
Teco Energy Inc      COM   872375100     5051153. 204087.0  Sole   Sole
Texas Instruments Inc.     COM   882508104     1888962.   79703.  Sole   Sole
Transocean        COM   G90078109     1293264.   41517.  Sole   Sole
Viacom CL B       COM   925524308    8874   2000Defined   None
Viacom CL B       COM   925524308     1681841.   37904.  Sole   Sole
Vornado Realty Trust   COM   929042109   415800   9000Defined   None
Wal Mart Stores Inc    COM   931142103   335561   6100  Sole   Sole
Wells Fargo       COM   949746101   200240   4000Defined   None
Wyeth       COM   983024100   143360   2800Defined   None
Wyeth       COM   983024100     1916001.   37421.  Sole   Sole